T. ROWE PRICE Dynamic Credit Fund
March 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BAHAMAS 0.5%
Government Bonds 0.5%
Commonwealth of Bahamas, 8.95%, 10/15/32 (USD)  200,000 162
Total Bahamas (Cost
$196
)
162
BRAZIL 3.3%
Corporate Bonds 3.3%
ERO Copper, 6.50%, 2/15/30 (USD) (1)(2) 345,000 337
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 650,000 576
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 200,000 180
Total Brazil (Cost
$1,217
)
1,093
CANADA 1.8%
Asset-Backed Securities 0.6%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2, 4.94%,
1/25/52 (1) 250,000 193
193
Bank Loans 0.9% (3)
Navacord, FRN, 1M CAD CDOR + 4.250%, 5.00%, 3/27/28  344,136 267
Navacord, FRN, 1M CAD CDOR + 7.500%, 8.235%, 3/26/29  25,000 20
287
Corporate Bonds 0.3%
Air Canada, 3.875%, 8/15/26 (USD) (1) 115,000 108
108
Total Canada (Cost
$597
)
588
CHINA 3.4%
Convertible Bonds 1.2%
Vnet Group, Zero Coupon, 2/1/26 (USD)  490,000 392
392
Corporate Bonds 2.2%
Kaisa Group Holdings, 11.95%, 10/22/22 (USD) (4)(5) 985,000 199
Shimao Group Holdings, 3.45%, 1/11/31 (USD)  606,000 155
Shimao Group Holdings, 4.60%, 7/13/30 (USD)  430,000 115

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Times China Holdings, 6.75%, 7/16/23 (USD)  545,000 278
747
Total China (Cost
$1,922
)
1,139
COLOMBIA 1.0%
Corporate Bonds 1.0%
GCM Mining, 6.875%, 8/9/26 (USD) (1) 380,000 340
Total Colombia (Cost
$375
)
340
DENMARK 0.8%
Convertible Bonds 0.8%
Ascendis Pharma, 2.25%, 4/1/28 (USD) (1) 250,000 259
Total Denmark (Cost
$250
)
259
DOMINICAN REPUBLIC 2.9%
Government Bonds 2.9%
Dominican Republic International Bond, 5.50%, 2/22/29
(USD) (1) 210,000 208
Dominican Republic International Bond, 6.00%, 2/22/33
(USD) (1)(2) 770,000 754
Total Dominican Republic (Cost
$980
)
962
ECUADOR 0.9%
Government Bonds 0.9%
Republic of Ecuador, STEP, 1.00%, 7/31/35 (USD)  445,000 291
Total Ecuador (Cost
$317
)
291
GHANA 0.6%
Corporate Bonds 0.6%
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 210,000 207
Total Ghana (Cost
$210
)
207
MAURITIUS 0.6%
Corporate Bonds 0.6%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 200,000 197
Total Mauritius (Cost
$200
)
197

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
MEXICO 2.0%
Corporate Bonds 2.0%
Petroleos Mexicanos, 6.70%, 2/16/32 (USD)  685,000 651
Total Mexico (Cost
$685
)
651
PANAMA 0.5%
Corporate Bonds 0.5%
Aeropuerto Internacional de Tocumen, 4.00%, 8/11/41 (USD) (1) 200,000 182
Total Panama (Cost
$200
)
182
PERU 0.6%
Corporate Bonds 0.6%
Minsur, 4.50%, 10/28/31 (USD) (1) 200,000 193
Total Peru (Cost
$196
)
193
SURINAME 0.7%
Government Bonds 0.7%
Republic of Suriname, 9.25%, 10/26/26 (USD) (4)(5) 285,000 238
Total Suriname (Cost
$203
)
238
UNITED STATES 73.0%
Asset-Backed Securities 9.5%
Amur Equipment Finance Receivables X, Series 2022-1A, Class
E, 5.02%, 12/20/28 (1) 385,000 371
Blackbird Capital Aircraft Lease Securitization, Series 2016-1A,
Class A, STEP, 4.213%, 12/16/41 (1) 345,961 323
Elara HGV Timeshare Issuer, Series 2019-A, Class C, 3.45%,
1/25/34 (1) 72,309 69
ExteNet, Series 2019-1A, Class B, 4.14%, 7/26/49 (1) 240,000 239
FOCUS Brands Funding, Series 2018-1, Class A2, 5.184%,
10/30/48 (1) 701,438 700
Invesco, Series 2021-2A, Class D, CLO, FRN, 3M USD LIBOR +
2.90%, 3.141%, 7/15/34  265,000 260
Morgan Stanley Eaton Vance, Series 2021-1A, Class D, CLO,
FRN, 3M USD LIBOR + 3.10%, 3.233%, 10/20/34 (1) 250,000 245
Palmer Square, Series 2021-3A, Class E, CLO, FRN, 3M USD
LIBOR + 6.15%, 6.382%, 1/15/35 (1) 250,000 241

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Sierra Timeshare Receivables Funding, Series 2021-1A, Class D,
3.17%, 11/20/37 (1) 423,475 407
Stonepeak ABS, Series 2021-1A, Class B, 3.821%, 2/28/33 (1) 315,321 284
3,139
Bank Loans 14.6% (3)
Asurion, FRN, 1M USD LIBOR + 5.25%, 5.707%, 1/31/28  185,904 182
Cano Health, FRN, 1M USD LIBOR + 4.000%, 5.25%, 11/23/27  79,799 78
Diamond, FRN, 1M USD LIBOR + 2.750%, 3.25%, 9/29/28  269,325 264
Heartland Dental, FRN, 3M USD LIBOR + 3.500%, 3.957%,
4/30/25  630,187 622
Loyalty Ventures, FRN, 1M USD LIBOR + 4.500%, 5.00%,
11/3/27  279,094 272
Magnite, FRN, 1M USD LIBOR + 5.000%, 5.75%, 4/28/28  645,125 637
MH Sub I, FRN, 1M USD LIBOR + 3.750%, 4.75%, 9/13/24  263,658 260
Mitchell International, FRN, 1M USD LIBOR + 6.500%, 7.00%,
10/15/29  65,000 64
Pro Mach Group, FRN, 1M USD LIBOR + 4.000%, 4.00%,
8/31/28 (6)(7) 21,528 21
Pro Mach Group, FRN, 1M USD LIBOR + 4.000%, 5.00%,
8/31/28  313,472 312
Scientific Games International, FRN, 1M USD LIBOR + 2.750%,
3.207%, 8/14/24  540,153 538
Tacala Investment, FRN, 1M USD LIBOR + 3.500%, 3.957%,
2/5/27  351,777 347
Travel Leaders Group, FRN, 3M USD LIBOR + 4.000%, 4.457%,
1/25/24  253,028 238
Triton Water Holdings, FRN, 1M USD LIBOR + 3.500%, 4.506%,
3/31/28  580,613 565
William Morris Endeavor Entertainment, FRN, 3M USD LIBOR +
2.750%, 3.21%, 5/18/25  466,208 458
4,858
Common Stocks 3.2%
Air Transport Services Group (5) 880 29
Arista Networks (5) 1,175 163
Bluescape Opportunities Acquisition, Warrants, 1/31/26 (5) 46,500 16
Broadcom  215 135
Costco Wholesale  307 177
Eucrates Biomedical Acquisition, Warrants, 12/14/25 (5) 15,931 3
Health Assurance Acquisition, Warrants, 11/12/25 (5) 35,000 18
Nucor  1,175 175
UnitedHealth Group  330 168
Vertex Pharmaceuticals (5) 675 176
1,060

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Convertible Bonds 3.4%
Apellis Pharmaceuticals, 3.50%, 9/15/26  110,000 173
Blackstone Mortgage Trust, 5.50%, 3/15/27 (2) 495,000 494
Pure Storage, 0.125%, 4/15/23  120,000 168
Radius Health, 3.00%, 9/1/24  305,000 298
1,133
Corporate Bonds 18.7%
Altera Infrastructure, 8.50%, 7/15/23 (1) 155,000 86
Calpine, 3.75%, 3/1/31 (1) 610,000 546
Cano Health, 6.25%, 10/1/28 (1)(2) 145,000 140
Carnival, 6.00%, 5/1/29 (1) 335,000 315
DISH DBS, 5.125%, 6/1/29  650,000 549
Hightower Holding, 6.75%, 4/15/29 (1) 230,000 227
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 400,000 381
LSF9 Atlantis Holdings, 7.75%, 2/15/26 (1) 270,000 259
NGL Energy Operating, 7.50%, 2/1/26 (1) 380,000 373
Papa John's International, 3.875%, 9/15/29 (1)(2) 255,000 232
PMHC II, 9.00%, 2/15/30 (1) 390,000 343
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 6.625%,
10/15/26 (1) 515,000 505
Southwestern Energy, 4.75%, 2/1/32  280,000 279
Tenneco, 5.125%, 4/15/29 (1) 370,000 366
Transocean Phoenix 2, 7.75%, 10/15/24 (1) 52,500 53
Transocean Pontus, 6.125%, 8/1/25 (1) 21,525 21
Transocean Proteus, 6.25%, 12/1/24 (1) 125,000 124
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 165,000 160
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 135,000 132
Vistra, VR, 7.00% (1)(8)(9) 100,000 97
Vistra, VR, 8.00% (1)(8)(9) 170,000 171
Yum! Brands, 5.375%, 4/1/32  850,000 850
6,209
Municipal Securities 5.1%
Colorado HFA, Covenant Living Community, Series B, 4.48%,
12/1/40  235,000 245
Illinois, Build America, GO, 7.10%, 7/1/35  150,000 178
Michigan Tobacco Settlement Fin. Auth., Series B, Zero Coupon,
6/1/46  25,000 3
Port Beaumont Navigation Dist., Series B, 6.00%, 1/1/25 (1) 210,000 214
Puerto Rico Commonwealth, VR, 11/1/43 (5)(10) 208,524 112
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/24  21,569 20
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  53,960 31

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  41,930 41
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  37,689 36
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  32,347 31
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  43,980 42
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  45,738 43
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.25%, 7/1/23  46,828 48
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.375%, 7/1/25  46,697 49
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  46,276 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  45,523 51
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  44,216 50
Puerto Rico Electric Power Auth., Build America, 5.95%, 7/1/30  40,000 37
Puerto Rico Electric Power Auth., Build America, 6.05%, 7/1/32  10,000 9
Tobacco Settlement Fin., Series A-1, 6.706%, 6/1/46  265,000 269
Tobacco Settlement Fin. Auth., Series B, 4.875%, 6/1/49  105,000 103
Tobacco Settlement Fin. Auth., Series B, Zero Coupon, 6/1/47  460,000 45
1,708
Non-U.S. Government Mortgage-Backed Securities 18.5%
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class D, ARM, 1M USD LIBOR + 2.75%, 3.147%,
9/15/38 (1) 395,000 389
BAMLL Commercial Mortgage Securities Trust, Series 2021-
JACX, Class E, ARM, 1M USD LIBOR + 3.75%, 4.147%,
9/15/38 (1) 100,000 98
Barclays Commercial Mortgage Trust, Series 2019-BWAY, Class
E, ARM, 1M USD LIBOR + 2.85%, 3.247%, 11/15/34 (1) 120,000 113
BFLD, Series 2019-DPLO, Class F, ARM, 1M USD LIBOR +
2.54%, 2.937%, 10/15/34 (1) 83,000 80
BIG Commercial Mortgage Trust, Series 2022-BIG, Class C,
ARM, 1M SOFR + 2.34%, 2.642%, 2/15/39 (1) 265,000 263
BPR Trust, Series 2021-NRD, Class E, ARM, 1M SOFR +
5.621%, 5.925%, 12/15/23 (1) 150,000 147
BX Commercial Mortgage Trust, Series 2019-IMC, Class E,
ARM, 1M USD LIBOR + 2.15%, 2.547%, 4/15/34 (1) 150,000 146
BX Trust, Series 2021-VIEW, Class F, ARM, 1M USD LIBOR +
3.93%, 4.327%, 6/15/23 (1) 145,000 140

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
CAFL, Series 2021-RTL1, Class A2, CMO, STEP, 3.104%,
3/28/29 (1) 620,000 582
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65C, ARM, 4.123%, 5/15/52 (1) 115,000 107
Cantor Commercial Real Estate Lending, Series 2019-CF1,
Class 65D, ARM, 4.66%, 5/15/52 (1) 70,000 61
Commercial Mortgage Trust, Series 2014-CR19, Class E, ARM,
4.205%, 8/10/47 (1) 165,000 147
Connecticut Avenue Securities Trust, Series 2022-R01, Class
1B1, CMO, ARM, SOFR30A + 3.15%, 3.249%, 12/25/41 (1) 395,000 367
Connecticut Avenue Securities Trust, Series 2022-R02, Class
2B1, CMO, ARM, SOFR30A + 4.50%, 4.599%, 1/25/42 (1) 460,000 434
Connecticut Avenue Securities Trust, Series 2022-R03, Class
1M1, CMO, ARM, SOFR30A + 2.10%, 2.199%, 3/25/42 (1) 290,000 290
Credit Suisse Mortgage Trust, Series 2020-TMIC, Class C, ARM,
1M USD LIBOR + 6.75%, 7.147%, 12/15/35 (1) 100,000 101
Deephaven Residential Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.174%, 4/25/66 (1) 125,000 111
Ellington Financial Mortgage Trust, Series 2021-2, Class B1,
CMO, ARM, 3.202%, 6/25/66 (1) 245,000 222
Finance of America HECM Buyout, Series 2022-HB1, Class M3,
ARM, 5.084%, 2/25/32 (1) 390,000 383
Great Wolf Trust, Series 2019-WOLF, Class F, ARM, 1M USD
LIBOR + 3.131%, 3.528%, 12/15/36 (1) 170,000 162
LSTAR Commercial Mortgage Trust, Series 2017-5, Class D,
ARM, 4.683%, 3/10/50 (1) 220,000 197
New Orleans Hotel Trust, Series 2019-HNLA, Class E, ARM, 1M
USD LIBOR + 2.689%, 3.086%, 4/15/32 (1) 150,000 143
SLIDE, Series 2018-FUN, Class E, ARM, 1M USD LIBOR +
2.55%, 2.947%, 6/15/31 (1) 244,193 237
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M2, CMO, ARM, SOFR30A + 3.75%, 3.849%, 2/25/42 (1) 560,000 548
ZH Trust, Series 2021-1, Class B, CMO, 3.262%, 2/18/27 (1) 500,000 480
ZH Trust, Series 2021-2, Class B, CMO, 3.506%, 10/17/27 (1) 190,000 181
6,129
Total United States (Cost
$25,094
)
24,236
SHORT-TERM INVESTMENTS 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund, 0.29% (11)(12) 1,056,098 1,056
Total Short-Term Investments (Cost $1,056) 1,056

T. ROWE PRICE Dynamic Credit Fund

Par/Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 4.0%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK AND TRUST COMPANY 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 0.29% (11)(12) 1,342,708 1,343
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 1,343
Total Securities Lending Collateral (Cost $1,343) 1,343
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.2%
Exchange-Traded Options Purchased 0.1%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10 year futures contracts, Call,
4/22/22 @ $124.00 (5) 90 11,059 35
Total Exchange-Traded Options Purchased (Cost $47) 35
OTC Options Purchased 0.1%
Counterparty Description Contracts
Notional
Amount $ Value
HSBC Bank
USD Call / KRW Put,
5/2/22 @ 1,225.00
(KRW) (5) 1 1,680 11
UBS Investment Bank
USD Put / JPY Call,
4/21/22 @ 120.00
(JPY) (5) 1 1,670 7
Total OTC Options Purchased (Cost $26) 18
Total Options Purchased (Cost $73) 53
Total Investments in Securities 100.0%
(Cost $35,114) $ 33,190
Other Assets Less Liabilities 0.0% 1
Net Assets 100.0% $ 33,191
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$17,487 and represents 52.7% of net assets.
(2) All or a portion of this security is on loan at March 31, 2022.
(3) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(4) Security is in default or has failed to make a scheduled interest and/or principal payment.
(5) Non-income producing
(6) Level 3 in fair value hierarchy.
(7) A portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at
March 31, 2022, was $22 and was valued at $22 (0.1% of net assets).
(8) Perpetual security with no stated maturity date.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(10) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(11) Seven-day yield
(12) Affiliated Companies
1M CAD CDOR One month CAD CDOR (Canadian Dollar offered rate)
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M NDBB Three month NZD bank bill
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CLO Collateralized Loan Obligation
CLP Chilean Peso
CMO Collateralized Mortgage Obligation
CZK Czech Koruna
EUR Euro
FRN Floating Rate Note
GO General Obligation
HFA Health Facility Authority

T. ROWE PRICE Dynamic Credit Fund

.
.
.
.
.
.
.
.
.
.
INR Indian Rupee
INR MIBOR Mumbai interbank offered rate
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
NZD New Zealand Dollar
OTC Over-the-counter
PLN Polish Zloty
RUB Russian Ruble
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.0)%
Exchange-Traded Options Written (0.0)%
Description Contracts
Notional
Amount $ Value
U.S. Treasury Notes 10 year futures contracts, Call,
4/22/22 @ $126.00 90 11,059 (9)
Total Options Written (Premiums $(11)) $ (9)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
SWAPS 0.1%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.1)%
United States (0.1)%
Bank of America, Protection Bought
(Relevant Credit: Markit CDX.NA.HY-S37, 5
Year Index), Pay 5.00% Quarterly, Receive
upon credit default, 12/21/26 1,350 (168) (177) 9
BNP Paribas, Protection Bought (Relevant
Credit: Marriott International), Pay 1.00%
Quarterly, Receive upon credit default,
12/20/26 1,650 (22) (2) (20)
Citibank, Protection Bought (Relevant
Credit: DaVita), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/24 650 (60) (74) 14
Goldman Sachs, Protection Bought
(Relevant Credit: DaVita), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/24 750 (70) (83) 13
Goldman Sachs, Protection Bought
(Relevant Credit: iStar), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/24 500 (39) (32) (7)
Goldman Sachs, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 130 14 5 9
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S10, 40 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/17/59 2,025 225 95 130
Morgan Stanley, Protection Bought
(Relevant Credit: Markit CMBX.
NA.BBB-S11, 35 Year Index), Pay 3.00%
Monthly, Receive upon credit default,
11/18/54 1,000 79 36 43
Total United States (232) 191
Total Bilateral Credit Default Swaps, Protection
Bought (232) 191

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
Credit Default Swaps, Protection Sold 0.0%
United Kingdom 0.0%
Barclays Bank, Protection Sold (Relevant
Credit: Jaguar Land Rover Automotive,
B1*), Receive 5.00% Quarterly, Pay upon
credit default, 6/20/25 (EUR) 210 4 (23) 27
Total United Kingdom (23) 27
Total Bilateral Credit Default Swaps, Protection Sold (23) 27
Total Return Swaps 0.1%
United States 0.1%
JPMorgan Chase, Pay Underlying
Reference: Halliburton at Maturity, Receive
Variable (0.219)% (SOFR + (0.50)%)
Quarterly, 6/21/22 572 33 (8) 41
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable (0.506)% (SOFR
+ (0.58)%) Quarterly, 6/21/22 639 (1) (1) —
JPMorgan Chase, Pay Underlying
Reference: Macy's Retail Holdings at
Maturity, Receive Variable (0.369)% (SOFR
+ (0.65)%) at Maturity, 6/21/22 997 1 (2) 3
JPMorgan Chase, Pay Underlying
Reference: Mozart Borrower at Maturity,
Receive Variable (0.576)% (SOFR +
(0.65)%) Quarterly, 6/21/22 571 15 (9) 24
Morgan Stanley, Pay Underlying
Reference: Blackstone Mortgage Trust
Monthly, Receive Variable (0.300)% (SOFR
+ (0.30)%) Monthly, 1/18/24 693 (13) — (13)
Total United States (20) 55
Total Bilateral Total Return Swaps (20) 55
Total Bilateral Swaps (275) 273

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.1%
Credit Default Swaps, Protection Bought 0.0%
United States 0.0%
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/26 605 34 (34) 68
Protection Bought (Relevant Credit:
Bausch Health Cos), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 50 4 (1) 5
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
6/20/26 220 13 7 6
Protection Bought (Relevant Credit: CHS/
Community Health Systems), Pay 5.00%
Quarterly, Receive upon credit default,
12/20/26 40 3 3 —
Protection Bought (Relevant Credit:
Realogy Group), Pay 5.00% Quarterly,
Receive upon credit default, 12/20/26 710 (32) (30) (2)
Protection Bought (Relevant Credit: Tesla),
Pay 1.00% Quarterly, Receive upon credit
default, 6/20/26 640 4 25 (21)
Total United States 56
Total Centrally Cleared Credit Default Swaps,
Protection Bought 56
Credit Default Swaps, Protection Sold (0.1)%
South Africa 0.4%
Protection Sold (Relevant Credit: Anglo
American Capital, Baa2*), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 (EUR) 530 107 121 (14)
Total South Africa (14)
United States (0.5)%
Protection Sold (Relevant Credit: Macy's,
Ba2*), Receive 1.00% Quarterly, Pay upon
credit default, 6/21/27 * 1,635 (168) (168) —

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Murphy
Oil, Ba2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/22 195 (2) (5) 3
Total United States 3
Total Centrally Cleared Credit Default Swaps,
Protection Sold (11)
Interest Rate Swaps 0.2%
India (0.0)%
5 Year Interest Rate Swap, Pay Fixed
5.965% Semi-Annually, Receive Variable
6.220% (INR MIBOR) Semi-Annually,
3/15/27 335,000 — — —
5 Year Interest Rate Swap, Pay Fixed
6.01% Semi-Annually, Receive Variable
6.220% (INR MIBOR) Semi-Annually,
3/31/27 108,000 (2) — (2)
Total India (2)
New Zealand 0.2%
10 Year Interest Rate Swap, Pay Fixed
3.060% at Maturity, Receive Variable
1.320% (3M NDBB) Quarterly, 3/1/32 3,260 58 — 58
Total New Zealand 58
Total Centrally Cleared Interest Rate Swaps 56
Total Centrally Cleared Swaps 101
Net payments (receipts) of variation margin to date (109)
Variation margin receivable (payable) on centrally cleared swaps $ (8)
* Credit ratings as of March 31, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $(19).

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/8/22 RUB 60,290 USD 752 $ (21)
Bank of America 4/8/22 USD 1,520 RUB 120,580 58
Bank of America 4/22/22 USD 397 CAD 510 (11)
Barclays Bank 4/8/22 USD 775 KRW 926,145 12
BNP Paribas 4/22/22 USD 176 AUD 235 —
BNP Paribas 6/10/22 CLP 156,585 USD 191 6
Canadian Imperial Bank
of Commerce 4/22/22 CAD 750 USD 595 5
Citibank 4/8/22 RUB 15,895 USD 147 46
Deutsche Bank 4/14/22 USD 321 ZAR 4,990 (20)
Goldman Sachs 4/13/22 MXN 11,835 USD 575 18
Goldman Sachs 4/22/22 AUD 510 USD 371 11
Goldman Sachs 4/22/22 JPY 22,900 USD 190 (2)
Goldman Sachs 6/2/22 BRL 3,905 USD 747 58
Goldman Sachs 6/2/22 USD 212 BRL 1,115 (18)
HSBC Bank 4/13/22 USD 299 MXN 6,420 (23)
HSBC Bank 4/22/22 USD 409 AUD 575 (21)
HSBC Bank 4/22/22 USD 20 CAD 25 —
JPMorgan Chase 4/8/22 KRW 104,679 USD 86 —
JPMorgan Chase 4/8/22 USD 715 RUB 62,045 (38)
JPMorgan Chase 4/13/22 MXN 2,295 USD 115 —
JPMorgan Chase 4/13/22 USD 137 MXN 2,816 (5)
JPMorgan Chase 4/14/22 CZK 1,373 USD 62 —
JPMorgan Chase 4/14/22 USD 61 CZK 1,373 (1)
JPMorgan Chase 4/14/22 USD 68 NZD 98 —
JPMorgan Chase 4/14/22 USD 48 ZAR 707 —
JPMorgan Chase 4/22/22 AUD 416 USD 300 12
JPMorgan Chase 4/22/22 CAD 99 USD 78 1
JPMorgan Chase 4/22/22 USD 212 AUD 299 (12)
JPMorgan Chase 4/22/22 USD 90 CAD 114 (2)
JPMorgan Chase 5/20/22 EUR 60 USD 66 —
JPMorgan Chase 5/20/22 USD 321 EUR 281 9
JPMorgan Chase 6/2/22 USD 89 BRL 432 —
JPMorgan Chase 6/10/22 USD 54 CLP 43,255 (1)
Morgan Stanley 4/22/22 USD 321 CAD 405 (2)
Morgan Stanley 4/22/22 USD 372 JPY 43,010 19
Morgan Stanley 6/2/22 BRL 2,425 USD 484 16
RBC Dominion Securities 4/22/22 AUD 1,032 USD 757 16
RBC Dominion Securities 4/22/22 CAD 72 USD 57 —
Standard Chartered 4/22/22 JPY 20,110 USD 163 2
Standard Chartered 4/22/22 USD 901 CAD 1,140 (11)
State Street 4/13/22 USD 283 MXN 5,725 (4)

T. ROWE PRICE Dynamic Credit Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 4/14/22 ZAR 9,310 USD 598 $ 38
State Street 4/22/22 USD 204 AUD 275 (1)
State Street 4/22/22 USD 470 CAD 592 (3)
State Street 5/20/22 USD 873 EUR 785 3
UBS Investment Bank 4/8/22 RUB 46,150 USD 489 71
UBS Investment Bank 4/8/22 RUB 60,290 USD 776 (45)
UBS Investment Bank 4/22/22 USD 413 AUD 574 (17)
UBS Investment Bank 6/10/22 CLP 156,585 USD 193 4
Net unrealized gain (loss) on open forward
currency exchange contracts $ 147

T. ROWE PRICE Dynamic Credit Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 1 DAX Performance Index Future contracts 6/22 (399) $ 10
Short, 4 Nasdaq 100 E-Mini Index contracts 6/22 (1,190) (51)
Short, 13 Russell 2000 E-Mini Index contracts 6/22 (1,343) (30)
Long, 4 S&P/TSX 60 Index contracts 6/22 843 (10)
Long, 17 Ultra U.S. Treasury Bonds contracts 6/22 3,011 37
Short, 38 Euro BTP contracts 6/22 (5,814) 39
Net payments (receipts) of variation margin to date 8
Variation margin receivable (payable) on open futures contracts $ 3

T. ROWE PRICE Dynamic Credit Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.29% $ — $ — $ 1++
Totals $ —# $ — $ 1+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
03/31/22
T. Rowe Price Government
Reserve Fund, 0.29% $ 5,235  ¤  ¤ $ 2,399
Total $ 2,399^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $1 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,399.

T. ROWE PRICE Dynamic Credit Fund
Unaudited
Notes to Portfolio of Investments
20
T. Rowe Price Dynamic Credit Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Dynamic Credit Fund

Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Dynamic Credit Fund

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Dynamic Credit Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 24,533 $ — $ 24,533
Bank Loans — 5,124 21 5,145
Common Stocks 1,060 — — 1,060
Short-Term Investments 1,056 — — 1,056
Securities Lending Collateral 1,343 — — 1,343
Options Purchased 35 18 — 53
Total Securities 3,494 29,675 21 33,190
Swaps* — 511 — 511
Forward Currency Exchange
Contracts — 405 — 405
Futures Contracts* 86 — — 86
Total $ 3,580 $ 30,591 $ 21 $ 34,192
Liabilities
Options Written $ 9 $ — $ — $ 9
Swaps* — 412 — 412
Forward Currency Exchange
Contracts — 258 — 258
Futures Contracts* 91 — — 91
Total $ 100 $ 670 $ — $ 770
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds, Government Bonds,
Municipal Securities and Non-U.S. Government Mortgage-Backed Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Dynamic Credit Fund

and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F1175-054Q1 03/22